Other Liabilities (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Other Liabilities

Other Liabilities

(millions of Canadian dollars)	As at
	April 30 2021	October 31 2020
Accounts payable, accrued expenses, and other items	$4,454	$6,571
Accrued interest	828	1,142
Accrued salaries and employee benefits	2,966	2,900
Cheques and other items in transit	2,069	2,440
Current income tax payable	142	275
Deferred tax liabilities	265	284
Defined benefit liability	1,819	3,302
Lease liabilities	5,588	6,095
Liabilities related to structured entities	3,991	5,898

Provisions	1,421	1,569
Total	$23,543	$30,476